SCHEDULE II-CONDENSED FINANCIAL INFORMATION OF REGISTRANT (PARENT COMPANY)	12 Months Ended
Dec. 31, 2011
SCHEDULE II-CONDENSED FINANCIAL INFORMATION OF REGISTRANT (PARENT COMPANY)
SCHEDULE II-CONDENSED FINANCIAL INFORMATION OF REGISTRANT (PARENT COMPANY)

SCHEDULE II—CONDENSED FINANCIAL INFORMATION OF REGISTRANT

(PARENT COMPANY)

CONDENSED BALANCE SHEETS

December 31,

(in thousands, except share data)	2011	2010
ASSETS

Cash	$346	$26
Short-term investments, at cost which approximates fair value	11,217	1,019
Investments in subsidiaries, at equity value	820,633	809,335
Investments in unconsolidated investee, at equity value	49,968	43,358
Fixed income:
Available-for-sale, at fair value (amortized cost - $28,048 in 2011 and $30,921 in 2010)	27,547	30,035
Property and equipment, at cost, net of accumulated depreciation of $2,616 in 2011 and $2,381 in 2010	4,771	4,995
Income taxes receivable - current	2,968	—
Deferred debt costs	219	326
Other assets	482	499
Total assets	$918,151	$889,593

LIABILITIES AND SHAREHOLDERS’ EQUITY

Liabilities:
Accounts payable, affiliates	$6,684	$3,658
Income taxes payable—current	—	118
Income taxes payable—deferred	15,535	13,167
Bonds payable, long-term debt	100,000	100,000
Interest payable, long-term debt	2,727	2,727
Other liabilities	571	772
Total liabilities	$125,517	$120,442

Shareholders’ equity:
Common stock ($1 par value, authorized 100,000,000 shares, issued 32,627,244 shares in 2011 and 32,317,691 shares in 2010, and outstanding 21,162,137 shares in 2011 and 20,964,540 shares in 2010)	$32,627	$32,318
Paid in capital	227,788	215,066
Accumulated other comprehensive earnings, net of tax	117,325	95,992
Retained earnings	807,893	812,150
Deferred compensation	10,445	6,474
Treasury shares at cost (11,465,107 shares in 2011 and 11,353,151 shares in 2010)	(403,444)	(392,849)
Total shareholders’ equity	$792,634	$769,151
Total liabilities and shareholders’ equity	$918,151	$889,593

See Notes to Consolidated Financial Statements, as attached in Exhibit 13.  See also the accompanying report of independent registered accounting firm on page 50 of this report.

CONDENSED STATEMENTS OF EARNINGS AND COMPREHENSIVE EARNINGS

Years ended December 31,

(in thousands)	2011	2010	2009
Net investment income	$1,179	$675	$906
Net realized investment gains (losses)	42	(13)	166
Equity in earnings of unconsolidated investees	6,497	7,101	5,052
Selling, general and administrative expenses	(7,766)	(7,998)	(7,941)
Interest expense on debt	(6,050)	(6,050)	(6,050)
Loss before income taxes	(6,098)	(6,285)	(7,867)
Income tax benefit	(4,949)	(8,754)	(3,590)
Net earnings (loss) before equity in net earnings of subsidiaries	(1,149)	2,469	(4,277)
Equity in net earnings of subsidiaries	127,747	125,728	96,708
Net earnings	$126,598	$128,197	$92,431
Other comprehensive loss, net of tax Unrealized gains on securities:
Unrealized holding gains (losses) arising during the period	$277	$(530)	$(70)
Less: reclassification adjustment for losses (gains) included in net earnings	(27)	8	(108)
Other comprehensive income (loss) - parent only	250	(522)	(178)
Equity in other comprehensive earnings of subsidiaries/investees	21,083	19,103	62,459
Other comprehensive earnings	21,333	18,581	62,281
Comprehensive earnings	$147,931	$146,778	$154,712

See Notes to Consolidated Financial Statements, as attached in Exhibit 13.  See also the accompanying report of independent registered accounting firm on page 50 of this report.

CONDENSED STATEMENTS OF CASH FLOWS

Years ended December 31,

(in thousands)	2011	2010	2009
Cash flows from operating activities
Earnings (loss) before equity in net earnings of subsidiaries	$(1,149)	$2,469	$(4,277)
Adjustments to reconcile net losses to net cash provided by (used in) operating activities:
Net realized investment gains	(42)	13	(166)
Depreciation	235	271	271
Other items, net	(104)	255	572
Change in:
Affiliate balances payable	3,026	(1,109)	1,803
Federal income taxes	3,330	1,730	1,511
Stock option excess tax benefit	(4,210)	(2,732)	(444)
Changes in investment in unconsolidated investees:
Undistributed earnings	(6,497)	(7,101)	(5,052)
Dividends received	—	7,920	—
Net cash provided by (used in) operating activities	$(5,411)	$1,716	$(5,782)
Cash flows from investing activities
Purchase of:
Fixed income, available-for-sale	$(29,621)	$(42,908)	$(28,536)
Short-term investments, net	(10,198)	—	(13,425)
Property and equipment	(11)	(6)	—
Sale of:
Fixed income, available-for-sale	8,125	—	7,531
Equity securities, available-for-sale	—	—	—
Short-term investments, net	—	15,072	—
Call or maturity of:
Fixed income, available-for-sale	24,400	27,930	33,750
Cash dividends received-subsidiaries	150,000	208,000	40,000
Net cash provided by (used in) investing activities	$142,695	$208,088	$39,320
Cash flows from financing activities
Stock option excess tax benefit	$4,210	$2,732	$444
Proceeds from stock option exercises	8,821	5,087	4,804
Treasury shares purchased	(6,624)	(23,858)	(19,251)
Treasury shares reissued	—	—	5,222
Cash dividends paid	(143,371)	(193,848)	(25,023)
Net cash used in financing activities	$(136,964)	$(209,887)	$(33,804)
Net (decrease) increase in cash	320	(83)	(266)
Cash at beginning of year	26	109	375
Cash at end of year	$346	$26	$109

Interest paid on outstanding debt for 2011, 2010 and 2009 amounted to $6.0 million.  See Notes to Consolidated Financial Statements, as attached in Exhibit 13.  See also the accompanying report of independent registered accounting firm on page 50 of this report.